UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2017

	Shares	Value
LONG COMMON STOCKS - 51.12%
Aerospace & Defense - 0.91%
Arconic, Inc.	73	$1,664
B/E Aerospace, Inc.	17	1,045
The Boeing Company	3	490
Bombardier, Inc., Class B (a)(b)	506	968
Curtiss-Wright Corporation	7	686
Esterline Technologies Corporation (a)	5	428
General Dynamics Corporation	19	3,441
Huntington Ingalls Industries, Inc.	8	1,552
KLX, Inc. (a)	167	8,181
L3 Technologies, Inc.	4	635
Leonardo – Finmeccanica SpA (a)(b)	253	3,260
Lockheed Martin Corporation	2	503
Northrop Grumman Corporation	2	458
Orbital ATK, Inc.	62	5,391
Raytheon Company	15	2,162
Rockwell Collins, Inc.	6	545
Teledyne Technologies, Inc. (a)	5	614
Textron, Inc.	11	521
TransDigm Group, Inc.	58	12,551
Triumph Group, Inc.	8	214
United Technologies Corporation	7	768
		46,077
Air Freight & Logistics - 0.38%
C.H. Robinson Worldwide, Inc.	153	11,637
Expeditors International of Washington, Inc.	10	521
FedEx Corporation	3	567
United Parcel Service, Inc., Class B	20	2,183
XPO Logistics, Inc. (a)	97	4,340
		19,248
Airlines - 0.45%
Alaska Air Group, Inc.	6	563
Allegiant Travel Company	38	6,536
American Airlines Group, Inc.	96	4,248
Delta Air Lines, Inc.	17	803
JetBlue Airways Corporation (a)	182	3,569
Southwest Airlines Company	36	1,883
Spirit Airlines, Inc. (a)	85	4,594
United Continental Holdings, Inc. (a)	7	493
		22,689
Auto Components - 0.17%
BorgWarner, Inc.	14	572
Dana Holding Corporation	24	483
Delphi Automotive plc (b)	38	2,662
Gentex Corporation	48	1,003
The Goodyear Tire & Rubber Company	125	4,049
		8,769
Automobiles - 0.04%
Ford Motor Company	5	62
General Motors Company	16	586
Harley-Davidson, Inc.	9	513
Thor Industries, Inc.	8	828
		1,989
Banks - 0.66%
Associated Banc-Corporation	25	632
BancorpSouth, Inc.	14	416
Bank of America Corporation	24	543
Bank of Hawaii Corporation	7	601
Bank of the Ozarks, Inc.	19	1,042

BB&T Corporation	12	554
Cathay General Bancorp	13	474
Chemical Financial Corporation	12	593
Citigroup, Inc.	9	502
Citizens Financial Group, Inc.	15	543
Comerica, Inc.	8	540
Commerce Bancshares, Inc.	15	848
Cullen/Frost Bankers, Inc.	10	894
East West Bancorp, Inc.	24	1,235
Fifth Third Bancorp	20	522
First Horizon National Corporation	39	780
FNB Corporation	35	523
Fulton Financial Corporation	29	528
Hancock Holding Company	14	642
Huntington Bancshares, Inc.	41	555
International Bancshares Corporation	10	371
JPMorgan Chase & Company	61	5,162
KeyCorp	30	539
M&T Bank Corporation	3	488
MB Financial, Inc.	13	579
PacWest Bancorp	20	1,108
People's United Financial, Inc.	28	525
The PNC Financial Services Group, Inc.	4	482
PrivateBancorp, Inc.	13	711
Prosperity Bancshares, Inc.	11	799
Regions Financial Corporation	38	548
Signature Bank (a)	9	1,418
SunTrust Banks, Inc.	10	568
SVB Financial Group (a)	9	1,550
Synovus Financial Corporation	20	834
TCF Financial Corporation	26	451
Trustmark Corporation	11	370
UMB Financial Corporation	8	617
Umpqua Holdings Corporation	37	677
Valley National Bancorp	43	521
Webster Financial Corporation	15	788
Wells Fargo & Company	10	563
Zions Bancorporation	13	548
		33,184
Beverages - 0.42%
Anheuser-Busch InBev SA/NV (b)	117	12,217
The Boston Beer Company, Inc., Class A (a)	2	307
Brown-Forman Corporation, Class B	105	4,788
The Coca-Cola Company	1	42
Constellation Brands, Inc., Class A	4	599
Dr Pepper Snapple Group, Inc.	6	547
Molson Coors Brewing Company, Class B	17	1,641
Monster Beverage Corporation (a)	12	511
PepsiCo, Inc.	5	519
		21,171
Biotechnology - 1.28%
AbbVie, Inc.	2	122
Abeona Therapeutics, Inc. (a)	6	28
ACADIA Pharmaceuticals, Inc. (a)	28	968
Acceleron Pharma, Inc. (a)	22	534
Adaptimmune Therapeutics plc - ADR (a)	180	776
ADMA Biologics, Inc. (a)	116	593
Advaxis, Inc. (a)	70	627
Aeglea BioTherapeutics, Inc. (a)	6	24
Agenus, Inc. (a)	158	632
Alder Biopharmaceuticals, Inc. (a)	41	842
Aldeyra Therapeutics, Inc. (a)	116	632
Alexion Pharmaceuticals, Inc. (a)	4	523
Alkermes plc (a)(b)	15	812

Amgen, Inc.	4	627
Amicus Therapeutics, Inc. (a)	12	66
Array BioPharma, Inc. (a)	156	1,696
Biogen, Inc. (a)	11	3,050
BioMarin Pharmaceutical, Inc. (a)	49	4,294
Cara Therapeutics, Inc. (a)	12	184
Catalyst Pharmaceuticals, Inc. (a)	81	91
Celgene Corporation (a)	41	4,762
Clovis Oncology, Inc. (a)	27	1,750
Conatus Pharmaceuticals, Inc. (a)	14	60
Curis, Inc. (a)	225	646
Cytokinetics, Inc. (a)	6	63
Enanta Pharmaceuticals, Inc. (a)	24	795
Exact Sciences Corporation (a)	24	455
Exelixis, Inc. (a)	44	797
Five Prime Therapeutics, Inc. (a)	49	2,245
Galapagos NV - ADR (a)	21	1,367
Geron Corporation (a)	24	50
Gilead Sciences, Inc.	22	1,594
Immunomedics, Inc. (a)	132	594
Incyte Corporation (a)	50	6,060
Insys Therapeutics, Inc. (a)	54	553
Ionis Pharmaceuticals, Inc. (a)	12	534
Ironwood Pharmaceuticals, Inc. (a)	150	2,157
Keryx Biopharmaceuticals, Inc. (a)	77	384
Merrimack Pharmaceuticals, Inc. (a)	75	233
Neurocrine Biosciences, Inc. (a)	44	1,888
Priobiodrug AG (a)(b)	15	291
Prothena Corporation plc (a)(b)	2	98
Regeneron Pharmaceuticals, Inc. (a)	1	359
Retrophin, Inc. (a)	12	235
Rigel Pharmaceuticals, Inc. (a)	84	175
Sangamo BioSciences, Inc. (a)	102	357
Sarepta Therapeutics, Inc. (a)	44	1,367
Seattle Genetics, Inc. (a)	21	1,265
Shire plc - ADR	26	4,363
Sunesis Pharmaceuticals, Inc. (a)	4	16
Syros Pharmaceuticals, Inc. (a)	158	1,714
T2 Biosystems, Inc. (a)	44	238
TESARO, Inc. (a)	22	3,582
TG Therapeutics, Inc. (a)	36	173
Trevena, Inc. (a)	55	384
uniQure NV (a)(b)	60	331
United Therapeutics Corporation (a)	7	1,145
Vanda Pharmaceuticals, Inc. (a)	60	849
Vertex Pharmaceuticals, Inc. (a)	39	3,349
Xenon Pharmaceuticals, Inc. (a)(b)	38	312
		64,711
Building Products - 0.23%
A.O. Smith Corporation	25	1,219
Allegion plc (b)	8	525
Builders FirstSource, Inc. (a)	24	258
Lennox International, Inc.	1	157
Johnson Controls International plc (b)	85	3,738
Masco Corporation	176	5,799
		11,696
Capital Markets - 1.02%
Affiliated Managers Group, Inc. (a)	4	610
Ameriprise Financial, Inc.	5	561
The Bank New York Mellon Corporation	11	492
BlackRock, Inc.	1	374
CBOE Holdings, Inc.	14	1,115
CME Group, Inc.	5	606
The Charles Schwab Corporation	14	577

E*Trade Financial Corporation (a)	16	599
Eaton Vance Corporation	18	755
Factset Research Systems, Inc.	7	1,211
Federated Investors, Inc., Class B	15	390
Franklin Resources, Inc.	14	556
The Goldman Sachs Group, Inc.	57	13,071
Intercontinental Exchange, Inc.	65	3,793
Invesco Ltd. (a)(b)	18	521
Janus Capital Group, Inc.	24	300
Legg Mason, Inc.	325	10,299
MarketAxess Holdings, Inc.	6	1,124
Moody's Corporation	6	622
Morgan Stanley	21	892
MSCI, Inc.	16	1,324
Nasdaq, Inc.	8	564
Northern Trust Corporation	6	498
Raymond James Financial, Inc.	21	1,574
S&P Global, Inc.	5	601
SEI Investments Company	24	1,164
State Street Corporation	7	533
Stifel Financial Corporation (a)	11	554
T. Rowe Price Group, Inc.	89	6,002
Waddell & Reed Financial, Inc., Class A	14	253
WisdomTree Investments, Inc.	19	196
		51,731
Chemicals - 0.58%
Air Products & Chemicals, Inc.	4	559
Albemarle Corporation	6	556
Ashland Global Holdings, Inc.	11	1,309
Axalta Coating Systems Ltd. (a)(b)	84	2,436
Cabot Corporation	3	166
CF Industries Holdings, Inc.	17	600
The Dow Chemical Company	10	596
E. I. Du Pont de Nemors & Company	7	529
Eastman Chemical Company	7	543
Ecolab, Inc.	5	601
FMC Corporation	9	541
GCP Applied Technologies, Inc. (a)	14	377
International Flavors & Fragrances, Inc.	5	586
LyondellBasell Industries NV, Class A (a)(b)	6	560
Minerals Technologies, Inc.	6	481
Monsanto Company	5	542
The Mosaic Company	18	565
NewMarket Corporation	2	862
Olin Corporation	28	734
Orion Engineered Carbons SA (b)	314	6,484
PolyOne Corporation	120	4,093
Praxair, Inc.	5	592
RPM International, Inc.	31	1,620
The Scotts Miracle-Gro Company	7	644
Sensient Technologies Corporation	7	537
The Sherwin-Williams Company	2	608
The Valspar Corporation	12	1,328
W.R. Grace and Company	4	277
		29,326
Commercial Services & Supplies - 0.13%
Cintas Corporation	5	581
Clean Harbors, Inc. (a)	9	499
Copart, Inc. (a)	17	965
Deluxe Corporation	8	583
Herman Miller, Inc.	10	312
HNI Corporation	7	353
MSA Safety, Inc.	6	428
Pitney Bowes, Inc.	35	557

Republic Services, Inc.	10	574
Rollins, Inc.	16	564
Stericycle, Inc. (a)	7	540
Waste Management, Inc.	8	556
		6,512
Communications Equipment - 0.30%
ARRIS International plc (a)(b)	32	915
Brocade Communications Systems, Inc.	68	848
Ciena Corporation (a)	205	4,990
CommScope Holding Company, Inc. (a)	121	4,576
F5 Networks, Inc. (a)	4	536
Harris Corporation	5	514
Infinera Corporation (a)	60	541
InterDigital, Inc.	6	560
Motorola Solutions, Inc.	7	565
NetScout Systems, Inc. (a)	15	499
Plantronics, Inc.	5	283
ViaSat, Inc. (a)	9	584
		15,411
Construction & Engineering - 0.13%
AECOM (a)	26	960
Dycom Industries, Inc. (a)	5	404
EMCOR Group, Inc.	10	697
Fluor Corporation	10	555
Granite Construction, Inc.	7	393
Jacobs Engineering Group, Inc. (a)	31	1,815
KBR, Inc.	24	408
Quanta Services, Inc. (a)	16	574
Valmont Industries, Inc.	4	576
		6,382
Construction Materials - 0.23%
Eagle Materials, Inc.	39	4,079
Martin Marietta Materials, Inc.	14	3,214
Vulcan Materials Company	33	4,235
		11,528
Consumer Finance - 0.26%
American Express Company	7	535
Capital One Financial Corporation	6	524
Discover Financial Services	117	8,106
Muangthai Leasing PCL - NVDR (b)	766	615
Navient Corporation	33	496
SLM Corporation (a)	72	856
Srisawad Power 1979 PCL - NVDR (b)	1,092	1,280
Synchrony Financial	15	537
		12,949
Containers & Packaging - 0.22%
AptarGroup, Inc.	10	730
Avery Dennison Corporation	8	584
Ball Corporation	7	534
Bemis Company, Inc.	16	779
Berry Plastics Group, Inc. (a)	54	2,756
Graphic Packaging Holding Company	94	1,176
Greif, Inc., Class A	4	230
International Paper Company	10	566
Owens-Illinois, Inc. (a)	27	510
Packaging Corporation of America	16	1,475
Sealed Air Corporation	2	97
Silgan Holdings, Inc.	6	351
Sonoco Products Company	17	934
WestRock Company	11	587
		11,309
Distributors - 0.03%
Genuine Parts Company	1	97
LKQ Corporation (a)	18	574
Pool Corporation	7	739
		1,410

Diversified Consumer Services - 0.05%
DeVry Education Group, Inc.	9	301
Graham Holdings Company, Class B	1	520
H&R Block, Inc.	24	515
Service Corporation International	31	903
Sotheby's (a)	8	318
		2,557
Diversified Financial Services - 0.25%
Berkshire Hathaway, Inc., Class B (a)	75	12,311
Leucadia National Corporation	23	548
		12,859
Diversified Telecommunication Services - 0.17%
AT&T, Inc.	13	548
CenturyLink, Inc.	89	2,301
Frontier Communications Corporation	153	534
HKBN Ltd. (b)	450	548
Level 3 Communications, Inc. (a)	9	535
Link Net Tbk PT (b)	942	353
ORBCOMM, Inc. (a)	253	2,067
Verizon Communications, Inc.	10	490
Zayo Group Holdings, Inc. (a)	35	1,119
		8,495
Electric Utilities - 2.00%
American Electrical Power Company, Inc.	9	576
Duke Energy Corporation	1	79
Edison International	69	5,029
Emera, Inc. (b)	115	4,016
Entergy Corporation	7	501
Eversource Energy	10	553
Exelon Corporation	362	12,989
FirstEnergy Corporation	227	6,883
Great Plains Energy, Inc.	248	6,832
Hawaiian Electric Industries, Inc.	1	33
Iberdrola SA (b)	84	531
NextEra Energy, Inc.	240	29,693
PG&E Corporation	319	19,743
Pinnacle West Capital Corporation	30	2,329
PNM Resources, Inc.	61	2,098
PPL Corporation	210	7,316
The Southern Company	11	544
Westar Energy, Inc.	24	1,313
		101,058
Electrical Equipment - 0.37%
Acuity Brands, Inc.	10	2,072
AMETEK, Inc.	11	562
Babcock & Wilcox Enterprises, Inc. (a)	168	2,795
Eaton Corporation plc (b)	46	3,256
Emerson Electric Company	101	5,925
EnerSys	7	546
Hubbell, Inc.	9	1,099
Rockwell Automation, Inc.	17	2,516
		18,771
Electronic Equipment, Instruments & Components - 0.33%
Amphenol Corporation, Class A	8	540
Arrow Electronics, Inc. (a)	15	1,103
Avnet, Inc.	21	975
Belden, Inc.	7	535
Cognex Corporation	14	946
Corning, Inc.	23	609
FLIR Systems, Inc.	15	530
IPG Photonics Corporation (a)	6	690
Jabil Circuit, Inc.	28	672

Keysight Technologies, Inc. (a)	29	1,075
Knowles Corporation (a)	15	270
Littelfuse, Inc.	4	631
National Instruments Corporation	20	628
OSI Systems, Inc. (a)	38	2,838
SYNNEX Corporation	5	601
TE Connectivity Ltd. (b)	8	595
Tech Data Corporation (a)	6	513
Trimble Navigation Ltd. (a)	42	1,244
VeriFone Systems, Inc. (a)	19	345
Vishay Intertechnology, Inc.	22	365
Zebra Technologies Corporation, Class A (a)	9	753
		16,458
Energy Equipment & Services - 0.38%
Baker Hughes, Inc.	8	505
Diamond Offshore Drilling, Inc. (a)	11	180
Dril-Quip, Inc. (a)	6	373
Ensco plc, Class A (b)	51	557
Halliburton Company	114	6,449
Helmerich & Payne, Inc.	7	498
Keane Group, Inc. (a)	76	1,679
Nabors Industries Ltd. (b)	46	748
National Oilwell Varco, Inc.	14	529
Noble Corporation plc (b)	41	277
Oceaneering International, Inc.	16	446
Oil States International, Inc. (a)	9	355
Patterson UTI Energy, Inc.	24	673
Rowan Companies plc, Class A (a)(b)	21	376
RPC, Inc.	44	947
Schlumberger Ltd. (b)	6	502
Superior Energy Services, Inc.	25	442
TechnipFMC plc (a)(b)	15	504
Transocean Ltd. (a)(b)	36	503
Unit Corporation (a)	101	2,626
		19,169
Food & Staples Retailing - 0.10%
Casey's General Stores, Inc.	7	804
Costco Wholesale Corporation	3	492
CVS Health Corporation	2	158
Kroger Company	16	543
Sprouts Farmers Market, Inc. (a)	23	429
Sysco Corporation	10	525
United Natural Foods, Inc. (a)	8	366
Walgreens Boots Alliance, Inc.	7	573
Wal-Mart Stores, Inc.	8	534
Whole Foods Market, Inc.	18	544
		4,968
Food Products - 1.64%
Archer-Daniels-Midland Company	12	531
Campbell Soup Company	9	560
ConAgra Foods, Inc.	14	547
Dean Foods Company	15	298
Flowers Foods, Inc.	31	624
General Mills, Inc.	9	562
The Hain Celestial Group, Inc. (a)	72	2,848
The Hershey Company	107	11,285
Hormel Foods Corporation	66	2,396
Ingredion, Inc.	12	1,538
The JM Smucker Company	4	544
Kellogg Company	7	509
The Kraft Heinz Company	155	13,840
Lamb Weston Holdings, Inc.	25	934
Lancaster Colony Corporation	3	393
McCormick & Company, Inc.	6	573

Mead Johnson Nutrition Company	46	3,241
Mondelez International, Inc., Class A	125	5,535
Nestle SA, Reg (b)	122	8,938
Pinnacle Foods, Inc.	430	22,872
Post Holdings, Inc. (a)	11	921
Snyder's-Lance, Inc.	13	499
Tootsie Roll Industries, Inc.	2	75
TreeHouse Foods, Inc. (a)	9	683
Tyson Foods, Inc., Class A	9	565
The WhiteWave Foods Company (a)	29	1,597
		82,908
Gas Utilities - 0.36%
Atmos Energy Corporation	62	4,723
National Fuel Gas Company	14	786
New Jersey Resources Corporation	14	528
ONE Gas, Inc.	9	581
Southwest Gas Corporation	7	564
UGI Corporation	29	1,345
WGL Holdings, Inc.	119	9,751
		18,278
Health Care Equipment & Supplies - 1.10%
Abbott Laboratories	26	1,090
ABIOMED, Inc. (a)	64	6,808
Align Technology, Inc. (a)	12	1,100
AtriCure, Inc. (a)	65	1,058
Baxter International, Inc.	12	575
Boston Scientific Corporation (a)	109	2,623
C.R. Bard, Inc.	12	2,848
Cardiovascular Systems, Inc. (a)	49	1,210
Cerus Corporation (a)	9	38
The Cooper Companies, Inc.	11	2,031
Danaher Corporation	7	587
DENTSPLY SIRONA, Inc.	9	510
DexCom, Inc. (a)	48	3,799
Edwards Lifesciences Corporation (a)	43	4,138
Endologix, Inc. (a)	60	412
GenMark Diagnostics, Inc. (a)	124	1,504
Globus Medical, Inc., Class A (a)	12	316
Halyard Health, Inc. (a)	8	308
Hill-Rom Holdings, Inc.	10	589
Hologic, Inc. (a)	1	40
IDEXX Laboratories, Inc. (a)	23	2,814
Intuitive Surgical, Inc. (a)	1	693
iRhythm Technologies, Inc. (a)	12	392
K2M Group Holdings, Inc. (a)	161	3,271
LivaNova plc (a)(b)	8	385
Mazor Robotics Ltd. - ADR (a)	12	276
Medtronic plc (b)	8	608
Nevro Corporation (a)	16	1,392
NuVasive, Inc. (a)	35	2,477
NxStage Medical, Inc. (a)	186	5,003
ResMed, Inc.	24	1,621
The Spectranetics Corporation (a)	12	310
STAAR Surgical Company (a)	58	574
STERIS plc (b)	1	71
Stryker Corporation	4	494
Teleflex, Inc.	7	1,174
Varex Imaging Corporation (a)	2	69
Varian Medical Systems, Inc. (a)	6	466
West Pharmaceutical Services, Inc.	12	1,016
Wright Medical Group NV (a)(b)	17	428
Zimmer Biomet Holdings, Inc.	5	592
		55,710

Health Care Providers & Services - 0.36%
Aetna, Inc.	4	474
AmerisourceBergen Corporation	2	175
Cardinal Health, Inc.	1	75
Centene Corporation (a)	9	569
Cigna Corporation	4	585
DaVita HealthCare Partners, Inc. (a)	8	510
Diplomat Pharmacy, Inc. (a)	11	151
Envision Healthcare Corporation (a)	9	612
Express Scripts Holding Company (a)	2	138
HCA Holdings, Inc. (a)	1	80
HealthSouth Corporation	15	582
Henry Schein, Inc. (a)	3	480
Humana, Inc.	14	2,779
Laboratory Corporation of America Holdings (a)	4	537
LifePoint Health, Inc. (a)	7	415
McKesson Corporation	1	139
MEDNAX, Inc. (a)	15	1,025
Molina Healthcare, Inc. (a)	20	1,134
Owens & Minor, Inc.	10	359
Patterson Companies, Inc.	13	541
Quest Diagnostics, Inc.	6	552
Tenet Healthcare Corporation (a)	14	246
UnitedHealth Group, Inc.	16	2,594
Universal Health Services, Inc., Class B	11	1,239
VCA, Inc. (a)	13	1,178
WellCare Health Plans, Inc. (a)	7	1,019
		18,188
Health Care Technology - 0.02%
Allscripts Healthcare Solutions, Inc. (a)	31	363
Cerner Corporation (a)	11	591
		954
Hotels, Restaurants & Leisure - 2.02%
BJ's Restaurants, Inc. (a)	156	5,546
Brinker International, Inc.	8	356
Buffalo Wild Wings, Inc. (a)	3	453
Carnival Corporation	246	13,623
The Cheesecake Factory, Inc.	7	422
China Lodging Group Ltd. - ADR (a)	11	594
Chipotle Mexican Grill, Inc. (a)	2	843
Churchill Downs, Inc.	6	860
Cracker Barrel Old Country Store, Inc.	4	632
Darden Restaurants, Inc.	124	9,087
Domino's Pizza, Inc.	8	1,396
Dunkin' Brands Group, Inc.	15	778
Full House Resorts, Inc. (a)	9	20
The Habitat Restaurants, Inc., Class A (a)	280	4,060
Hyatt Hotels Corporation, Class A (a)	120	6,565
International Speedway Corporation, Class A	4	147
Jack in the Box, Inc.	53	5,720
Jumbo Group Ltd. (b)	1,097	609
Las Vegas Sands Corporation	15	789
Marriott International, Inc., Class A	42	3,553
McDonald's Corporation	5	613
MGM Resorts International (a)	212	6,106
Norwegian Cruise Line Holdings Ltd. (a)(b)	196	9,212
Panera Bread Company, Class A (a)	4	836
Papa John's International, Inc.	5	426
Paradise Entertainment Ltd. (a)(b)	62	12
Planet Fitness, Inc., Class A	391	8,227
Restaurant Brands International, Inc. (b)	65	3,190
Royal Caribbean Cruises Ltd. (b)	6	562
Sands China Ltd. (b)	497	2,187
Starbucks Corporation	49	2,706
Texas Roadhouse, Inc.	11	513

The Wendy's Company	656	8,876
Wyndham Worldwide Corporation	7	553
Wynn Resorts Ltd.	12	1,217
Yum! Brands, Inc.	9	590
		101,879
Household Durables - 0.54%
CalAtlantic Group, Inc.	12	418
D.R. Horton, Inc.	112	3,350
Garmin Ltd. (b)	11	531
Harman International Industries, Inc.	5	556
Helen of Troy Ltd. (a)(b)	5	467
KB Home	1	16
Lennar Corporation, Class A	13	580
Mohawk Industries, Inc. (a)	56	12,087
Newell Brands, Inc.	12	568
NVR, Inc. (a)	2	3,716
PulteGroup, Inc.	30	645
Tempur Sealy International, Inc. (a)	8	344
Toll Brothers, Inc. (a)	56	1,756
TRI Pointe Group, Inc. (a)	24	295
Tupperware Brands Corporation	7	423
Whirlpool Corporation	3	525
William Lyon Homes, Class A (a)	49	865
		27,142
Household Products - 0.18%
Church & Dwight Company, Inc.	12	543
The Clorox Company	5	600
Colgate-Palmolive Company	105	6,781
Energizer Holdings, Inc.	10	505
Kimberly-Clark Corporation	1	121
The Procter & Gamble Company	6	525
		9,075
Independent Power and Renewable Electricity Producers - 0.16%
The AES Corporation	47	538
Dynegy, Inc. (a)	341	3,257
NextEra Energy Partners LP	110	3,468
NRG Energy, Inc.	45	744
		8,007
Industrial Conglomerates - 0.25%
Carlisle Companies, Inc.	11	1,200
General Electric Company	1	30
Honeywell International, Inc.	91	10,767
Roper Technologies, Inc.	3	575
		12,572
Insurance - 1.95%
Aflac, Inc.	8	560
Alleghany Corporation (a)	3	1,835
Allied World Assurance Company Holdings AG (b)	6	319
The Allstate Corporation	7	526
American Financial Group, Inc.	12	1,034
American International Group, Inc.	8	514
Aon plc (b)	5	564
Arthur J. Gallagher & Company	10	538
Aspen Insurance Holdings Ltd. (b)	10	564
Assurant, Inc.	6	583
Athene Holding Ltd., Class A (a)(b)	1,102	51,717
Brown & Brown, Inc.	19	800
Chubb Ltd. (b)	4	526
Cincinnati Financial Corporation	7	494
CNO Financial Group, Inc.	29	548
Endurance Specialty Holdings Ltd. (b)	11	1,020
Everest Re Group Ltd. (b)	5	1,100
Fairfax Financial Holdings Ltd. (b)	9	4,205
First American Financial Corporation	18	676

Genworth Financial, Inc., Class A (a)	84	282
The Hartford Financial Services Group, Inc.	231	11,252
Kemper Corporation	7	302
Lincoln National Corporation	8	540
Loews Corporation	12	559
Marsh & McLennan Companies, Inc.	8	544
Mercury General Corporation	5	316
MetLife, Inc.	137	7,454
Old Republic International Corporation	41	853
Primerica, Inc.	8	604
Principal Financial Group, Inc.	9	514
The Progressive Corporation	15	562
Prudential Financial, Inc.	5	526
Reinsurance Group America, Inc.	11	1,380
RenaissanceRe Holdings Ltd. (b)	7	954
Torchmark Corporation	7	515
The Travelers Companies, Inc.	5	589
Unum Group	12	545
W.R. Berkley Corporation	16	1,075
Willis Towers Watson plc (b)	4	501
XL Group Ltd. (b)	14	526
		98,516
Internet & Direct Marketing Retail - 0.26%
Amazon.com, Inc. (a)	7	5,764
Ctrip.com International Ltd. – ADR (a)	56	2,420
Etsy, Inc. (a)	155	1,954
Expedia, Inc.	5	608
HSN, Inc.	5	176
Netflix, Inc. (a)	4	563
TripAdvisor, Inc. (a)	11	582
Vipshop Holdings Ltd. - ADR (a)	106	1,200
		13,267
Internet Software & Services - 0.67%
Akamai Technologies, Inc. (a)	8	549
Alibaba Group Holding Ltd. - ADR (a)	30	3,039
Alphabet, Inc., Class A (a)	9	7,382
Bankrate, Inc. (a)	102	1,112
comScore, Inc. (a)	7	235
Cornerstone OnDemand, Inc. (a)	121	4,924
Criteo SA - ADR (a)	17	766
Dip Corporation (b)	68	1,390
eBay, Inc. (a)	62	1,973
Facebook, Inc., Class A (a)	14	1,825
Internap Corporation (a)	275	454
j2 Global, Inc.	8	671
Marchex, Inc. - Class B (a)	131	355
MeetMe, Inc. (a)	113	556
Mimecast Ltd. (a)(b)	55	1,169
New Relic, Inc. (a)	27	977
Tencent Holdings Ltd. (b)	113	2,954
VeriSign, Inc. (a)	7	561
WebMD Health Corporation (a)	32	1,596
Weibo Corporation - ADR (a)	18	868
Yahoo!, Inc. (a)	14	617
		33,973
IT Services - 0.96%
Accenture plc, Class A (b)	41	4,669
Acxiom Corporation (a)	13	339
Alliance Data Systems Corporation	2	457
Automatic Data Processing, Inc.	5	505
Broadridge Financial Solutions, Inc.	20	1,331
Cognizant Technology Solutions Corporation, Class A (a)	10	526
Computer Sciences Corporation	24	1,493
Conduent, Inc. (a)	94	1,403

Convergys Corporation	15	372
CoreLogic, Inc. (a)	14	494
CSRA, Inc.	17	527
DST Systems, Inc.	5	576
Fidelity National Information Services, Inc.	62	4,924
Fiserv, Inc. (a)	5	537
Gartner, Inc. (a)	14	1,391
Global Payments, Inc.	8	618
InterXion Holding NV (a)(b)	16	615
Jack Henry & Associates, Inc.	13	1,167
Leidos Holdings, Inc.	168	8,118
MasterCard, Inc., Class A	32	3,403
MAXIMUS, Inc.	11	607
Neustar, Inc., Class A (a)	9	299
Paychex, Inc.	9	543
PayPal Holdings, Inc. (a)	234	9,308
Science Applications International Corporation	6	488
Teradata Corporation (a)	20	587
Total System Services, Inc.	26	1,318
Visa, Inc., Class A	7	579
The Western Union Company	25	489
WEX, Inc. (a)	6	686
		48,369
Leisure Products - 0.53%
Brunswick Corporation	209	12,511
Callaway Golf Company	485	5,495
Hasbro, Inc.	7	578
Mattel, Inc.	96	2,516
Performance Sports Group Ltd. (a)(b)	2,127	1,829
Polaris Industries, Inc.	3	252
Vista Outdoor, Inc. (a)	131	3,774
		26,955
Life Sciences Tools & Services - 0.17%
Agilent Technologies, Inc.	47	2,302
Bio-Rad Laboratories, Inc., Class A (a)	3	570
Bio-Techne Corporation	6	610
Charles River Laboratories International, Inc. (a)	8	646
Fluidigm Corporation (a)	120	760
Illumina, Inc. (a)	4	640
Mettler-Toledo International, Inc. (a)	1	427
NanoString Technologies, Inc. (a)	41	740
Pacific Biosciences of California, Inc. (a)	128	617
PAREXEL International Corporation (a)	9	638
PerkinElmer, Inc.	10	532
Thermo Fisher Scientific, Inc.	1	152
Waters Corporation (a)	1	142
		8,776
Machinery - 1.03%
AGCO Corporation	11	691
Allison Transmission Holdings, Inc.	82	2,868
CLARCOR, Inc.	8	663
Crane Company	8	576
Cummins, Inc.	4	588
Deere & Company	5	535
Donaldson Company, Inc.	22	930
Dover Corporation	88	6,842
Flowserve Corporation	11	541
Fortive Corporation	10	553
Graco, Inc.	9	806
IDEX Corporation	13	1,172
Illinois Tool Works, Inc.	24	3,053
Ingersoll-Rand plc (b)	34	2,698
ITT, Inc.	15	613
Joy Global, Inc.	16	450

Kennametal, Inc.	50	1,787
Lincoln Electric Holdings, Inc.	10	834
Nordson Corporation	8	908
Oshkosh Corporation	12	836
PACCAR, Inc.	8	538
Parker-Hannifin Corporation	32	4,708
Pentair plc (b)	9	528
Snap-on, Inc.	16	2,904
Stanley Black & Decker, Inc.	5	620
Terex Corporation	114	3,625
The Timken Company	72	3,197
The Toro Company	18	1,061
Trinity Industries, Inc.	25	689
Wabtec Corporation	63	5,458
Xylem, Inc.	11	542
		51,814
Marine - 0.04%
AP Moeller - Maersk A/S, Class B (b)	1	1,676
Kirby Corporation (a)	9	580
		2,256
Media - 0.47%
AMC Networks, Inc., Class A (a)	10	573
Cable One, Inc.	1	632
CBS Corporation, Class B	9	580
Charter Communications, Inc., Class A (a)	7	2,268
Cinemark Holdings, Inc.	18	765
Comcast Corporation, Class A	8	603
Discovery Communications, Class A (a)	20	567
DISH Network Corporation, Class A (a)	18	1,065
IMAX Corporation (a)(b)	121	3,945
The Interpublic Group of Companies, Inc.	23	541
John Wiley & Sons, Inc., Class A	8	441
Live Nation Entertainment, Inc. (a)	22	630
Meredith Corporation	6	368
mm2 Asia Ltd. (a)(b)	1,894	697
The New York Times Company, Class A	22	297
News Corporation, Class A	47	578
Omnicom Group, Inc.	6	514
Scripps Networks Interactive, Inc., Class A	8	609
TEGNA, Inc.	25	573
Time Warner, Inc.	15	1,453
Time, Inc.	15	289
Twenty-First Century Fox, Inc., Class A	19	596
Viacom, Inc., Class B	107	4,509
The Walt Disney Company	5	553
		23,646
Metals & Mining - 0.15%
Allegheny Technologies, Inc.	18	391
Carpenter Technology Corporation	8	320
Commercial Metals Company	19	388
Compass Minerals International, Inc.	6	502
Freeport-McMoRan, Inc. (a)	40	666
Newmont Mining Corporation	16	580
Nucor Corporation	9	523
Reliance Steel & Aluminum Company	12	956
Royal Gold, Inc.	11	794
Steel Dynamics, Inc.	39	1,319
United States Steel Corporation	29	949
Worthington Industries, Inc.	7	334
		7,722
Multiline Retail - 0.09%
Big Lots, Inc.	7	350
Dollar General Corporation	7	517
Dollar Tree, Inc. (a)	7	540

J.C. Penny Company, Inc. (a)	50	333
Kohl's Corporation	11	438
Macy's, Inc.	16	473
Nordstrom, Inc.	11	486
Target Corporation	13	838
Tuesday Morning Corporation (a)	162	697
		4,672
Multi-Utilities - 1.30%
Ameren Corporation	203	10,688
Black Hills Corporation	9	563
CMS Energy Coproation	273	11,630
Consolidated Edison, Inc.	1	74
Dominion Resources, Inc.	1	76
DTE Energy Company	172	16,966
MDU Resources Group, Inc.	33	969
National Grid plc - ADR	64	3,742
NiSource, Inc.	25	559
NorthWestern Corporation	8	457
Public Service Enterprise Group, Inc.	2	89
RWE AG (a)(b)	131	1,744
SCANA Corporation	31	2,130
Sempra Energy	151	15,461
Vectren Corporation	14	768
		65,916
Oil, Gas & Consumable Fuels - 5.39%
Aegean Marine Petroleum Network, Inc. (b)	59	652
Anadarko Petroleum Corporation	27	1,877
Apache Corporation	9	538
Approach Resources, Inc. (a)	125	406
Cabot Oil & Gas Corporation	25	537
Callon Petroleum Company (a)	604	9,229
Chesapeake Energy Corporation (a)	79	510
Chevron Corporation	5	557
Cimarex Energy Company	77	10,411
Comstock Resources, Inc. (a)	78	971
Concho Resources, Inc. (a)	31	4,323
ConocoPhillips	11	536
CONSOL Energy, Inc.	28	474
Continental Resources, Inc. (a)	221	10,732
Denbury Resources, Inc. (a)	67	224
Devon Energy Corporation	173	7,878
Diamondback Energy, Inc. (a)	82	8,624
Enable Midstream Partners LP	277	4,487
Encana Corporation (b)	276	3,522
Energen Corporation (a)	16	862
Energy Transfer Equity LP	99	1,777
Energy Transfer Partners LP	220	8,393
EnLink Midstream Partners LP	93	1,668
Enterprise Products Partners LP	739	20,936
EOG Resources, Inc.	137	13,916
EQT Corporation	9	546
Extraction Oil & Gas, Inc. (a)	60	1,075
Exxon Mobil Corporation	6	503
Golar LNG Ltd. (b)	55	1,422
Gulfport Energy Corporation (a)	27	564
Hess Corporation	27	1,463
HollyFrontier Corporation	30	869
Jagged Peak Energy, Inc. (a)	855	12,406
Kinder Morgan, Inc.	667	14,901
Marathon Oil Corporation	31	519
Marathon Petroleum Corporation	10	481
Matador Resources Company (a)	348	9,163
MPLX LP	240	9,084
Murphy Oil Corporation	17	491

Newfield Exploration Company (a)	13	521
Noble Energy, Inc.	14	557
Oasis Petroleum, Inc. (a)	642	9,078
Occidental Petroleum Corporation	8	542
ONEOK Partners LP	55	2,373
ONEOK, Inc.	9	496
PBF Logistics LP	55	1,084
Pembina Pipeline Corporation (b)	161	4,995
Phillips 66	6	490
Pioneer Natural Resources Company	3	541
Plains All American Pipeline LP	22	691
QEP Resources, Inc. (a)	428	7,464
Range Resources Corporation	202	6,533
Resolute Energy Corporation (a)	83	3,817
SM Energy Company	16	488
Southwestern Energy Company (a)	55	496
Spectra Energy Corporation	13	541
Synergy Resources Corporation (a)	77	663
Targa Resources Corporation	110	6,338
Tesoro Corporation	6	485
Tesoro Logistics LP	120	6,946
Ultra Petroleum Corporation (a)(b)	307	2,349
Valero Energy Corporation	50	3,288
Western Gas Partners LP	238	14,608
Western Refining Logistics LP	60	1,449
Western Refining, Inc.	14	490
Whiting Petroleum Corporation (a)	565	6,266
The Williams Companies, Inc.	714	20,592
World Fuel Services Corporation	12	534
WPX Energy, Inc. (a)	10	139
		272,381
Paper & Forest Products - 0.02%
Domtar Corporation	10	437
Louisiana-Pacific Corporation (a)	24	459
		896
Personal Products - 0.07%
Avon Products, Inc. (a)	74	434
Coty, Inc., Class A	88	1,690
Edgewell Personal Care Company (a)	10	788
The Estee Lauder Comapnies, Inc., Class A	7	569
		3,481
Pharmaceuticals - 0.52%
Achaogen, Inc. (a)	33	533
Aerie Pharmaceuticals, Inc. (a)	79	3,468
Akorn, Inc. (a)	15	287
Alimera Sciences, Inc. (a)	102	118
Aratana Therapeutics, Inc. (a)	105	839
AstraZeneca plc - ADR	78	2,124
Bristol Myers-Squibb Company	119	5,850
Catalent, Inc. (a)	20	535
Eli Lilly & Company	14	1,078
Endo International plc (a)(b)	31	380
GlaxoSmithKline plc - ADR	69	2,712
Intra-Cellular Therapies, Inc. (a)	96	1,386
Johnson & Johnson	5	566
Mallinckrodt plc (a) (a)(b)	10	487
Merck & Company, Inc.	45	2,790
Mylan NV (a)(b)	14	533
Newron Pharmaceuticals SpA (a)(b)	7	171
Novartis AG - ADR	4	296
Ocera Therapeutics, Inc. (a)	186	106
Paratek Pharmaceuticals, Inc. (a)	12	181
Perrigo Company plc (b)	6	457
Pfizer, Inc.	4	127

Prestige Brands Holdings, Inc. (a)	9	475
Zoetis, Inc.	10	549
		26,048
Professional Services - 0.19%
CEB, Inc.	5	382
The Dun & Bradstreet Corporation	5	613
Equifax, Inc.	21	2,463
FTI Consulting, Inc. (a)	7	295
ManpowerGroup, Inc.	11	1,050
Nielsen Holdings plc (b)	13	532
Robert Half International, Inc.	74	3,482
Verisk Analytics, Inc. (a)	7	579
		9,396
Real Estate Investment Trusts (REITs) - 13.37%
American Tower Corporation	5	517
Apartment Investment & Management Company, Class A	455	20,052
Ashford Hospitality Prime, Inc.	1,513	20,335
AvalonBay Communities, Inc.	3	520
Boston Properties, Inc.	619	81,027
Brandywine Realty Trust	2,713	43,679
Camden Property Trust	1	84
Cedar Realty Trust, Inc.	1,174	7,056
Colony Starwood Homes	240	7,548
Communications Sales & Leasing, Inc.	25	657
CoreCivic, Inc.	20	581
CoreSite Realty Corporation	4	345
Corporate Office Properties Trust	1	32
Cousins Properties, Inc.	59	501
Crown Castle International Corporation	31	2,723
CyrusOne, Inc.	38	1,830
DCT Industrial Trust, Inc.	15	670
DDR Corporation	3,465	52,599
Digital Realty Trust, Inc.	6	646
Douglas Emmett, Inc.	24	908
Duke Realty Corporation	1,435	34,914
Education Realty Trust, Inc.	12	483
EPR Properties	312	23,079
Equinix, Inc.	5	1,925
Equity LifeStyle Properties, Inc.	286	21,147
Equity One, Inc.	401	12,507
Equity Residential	9	547
Essex Property Trust, Inc.	2	449
Extra Space Storage, Inc.	7	504
Federal Realty Investment Trust	398	55,891
First Industrial Realty Trust, Inc.	460	11,891
General Growth Properties, Inc.	22	546
HCP, Inc.	827	25,075
Healthcare Realty Trust Inc.	19	574
Highwoods Properties, Inc.	17	874
Hospitality Properties Trust	27	841
Host Hotels & Resorts, Inc.	29	524
Iron Mountain, Inc.	17	609
Kilroy Realty Corporation	565	42,290
Kimco Realty Corporation	22	548
Lamar Advertising Company, Class A	14	1,057
LaSalle Hotel Properties	19	573
Life Storage, Inc.	8	652
The Macerich Company	173	11,883
Mack-Cali Realty Corporation	1,890	52,958
MedEquities Realty Trust, Inc.	509	5,548
Medical Properties Trust, Inc.	53	676
Mid-America Apartment Communities, Inc.	6	570
National Retail Properties, Inc.	25	1,090
New York REIT, Inc.	3,548	35,303

OMEGA Healthcare Investors, Inc.	2	64
Potlatch Corporation	7	288
Prologis, Inc.	10	488
Quality Care Properties, Inc. (a)	16	295
Rayonier, Inc.	21	586
Realty Income Corporation	10	596
Regency Centers Corporation	17	1,185
Senior Housing Properties Trust	40	762
Simon Property Group, Inc.	3	551
SL Green Realty Corporation	5	545
Spirit Realty Capital, Inc.	1,650	17,358
Tanger Factory Outlet Centers, Inc.	16	547
Taubman Centers, Inc.	10	708
UDR, Inc.	693	24,220
Urban Edge Properties	17	475
Ventas, Inc.	9	555
Vornado Realty Trust	280	29,767
Washington Prime Group, Inc.	31	299
Washington Real Estate Investment Trust	193	6,070
Welltower, Inc.	8	530
Weyerhaeuser Company	54	1,692
		675,419
Real Estate Management & Development - 0.03%
Alexander & Baldwin, Inc.	8	356
CBRE Group, Inc., Class A (a)	17	516
Jones Lang LaSalle, Inc.	8	824
		1,696
Road & Rail - 1.15%
Avis Budget Group, Inc. (a)	13	484
Canadian National Railway Company (b)	41	2,850
Canadian Pacific Railway Ltd. (b)	32	4,837
Covenant Transporation Group, Inc., Class A (a)	344	7,406
CSX Corporation	26	1,206
Genesee & Wyoming, Inc., Class A (a)	105	7,913
J.B. Hunt Transport Services, Inc.	6	595
Kansas City Southern	75	6,443
Knight Transportation, Inc.	90	3,006
Norfolk Southern Corporation	72	8,457
Ryder System, Inc.	44	3,414
Swift Transportation Company (a)	164	3,744
Union Pacific Corporation	5	533
Werner Enterprises, Inc.	7	197
YRC Worldwide, Inc. (a)	480	7,166
		58,251
Semiconductors & Semiconductor Equipment - 0.42%
Advanced Micro Devices, Inc. (a)	131	1,359
Analog Devices, Inc.	30	2,248
Applied Materials, Inc.	17	582
Broadcom Ltd. (b)	8	1,596
CEVA, Inc. (a)	11	389
Cirrus Logic, Inc. (a)	11	664
Cree, Inc. (a)	17	469
Cypress Semiconductor Corporation	52	614
First Solar, Inc. (a)	16	499
Integrated Device Technology, Inc. (a)	22	554
Intel Corporation	15	552
Intersil Corporation, Class A	23	516
KLA-Tencor Corporation	7	596
Lam Research Corporation	5	574
Linear Technology Corporation	9	568
Maxim Integrated Products, Inc.	27	1,201
Microchip Technology, Inc.	9	606
Micron Technology, Inc. (a)	24	579
Microsemi Corporation (a)	20	1,063

Monolithic Power Systems, Inc.	6	523
NVIDIA Corporation	5	546
Qorvo, Inc. (a)	10	642
QUALCOMM, Inc.	8	427
Silicon Laboratories, Inc. (a)	7	456
Skyworks Solutions, Inc.	7	642
Synaptics, Inc. (a)	6	338
Teradyne, Inc.	34	965
Texas Instruments, Inc.	7	529
Versum Materials, Inc. (a)	18	503
Xilinx, Inc.	9	524
		21,324
Software - 1.05%
ACI Worldwide, Inc. (a)	19	369
Activision Blizzard, Inc.	44	1,769
Adobe Systems, Inc. (a)	40	4,535
ANSYS, Inc. (a)	14	1,306
Atlassian Corporation plc, Class A (a)(b)	22	608
Autodesk, Inc. (a)	7	569
CA, Inc.	3	94
Cadence Design Systems, Inc. (a)	48	1,249
CDK Global, Inc.	25	1,564
Check Point Software Technologies Ltd. (a)(b)	27	2,667
Citrix Systems, Inc. (a)	6	547
CommVault Systems, Inc. (a)	62	3,044
CyberArk Software Ltd. (a)(b)	35	1,857
Digital Turbine, Inc. (a)	101	69
Electronic Arts, Inc. (a)	7	584
Fair Isaac Corporation	5	616
Fortinet, Inc. (a)	25	832
Gigamon, Inc. (a)	55	1,823
Imperva, Inc. (a)	15	626
Intuit, Inc.	5	593
Manhattan Associates, Inc. (a)	12	615
Mentor Graphics Corporation	19	701
Microsoft Corporation	81	5,237
Oracle Corporation	124	4,974
PTC, Inc. (a)	19	999
Red Hat, Inc. (a)	8	607
Salesforce.com, Inc. (a)	86	6,803
Symantec Corporation	23	634
Synopsys, Inc. (a)	25	1,572
Take-Two Interactive Software, Inc. (a)	60	3,219
Tyler Technologies, Inc. (a)	6	876
The Ultimate Software Group, Inc. (a)	5	968
Xurpas, Inc. (b)	2,362	399
		52,925
Specialty Retail - 2.16%
Aaron's, Inc.	12	371
Advance Auto Parts, Inc.	104	17,081
American Eagle Outfitters, Inc.	28	423
AutoNation, Inc. (a)	11	584
AutoZone, Inc. (a)	9	6,525
Bed Bath & Beyond, Inc.	2	81
Best Buy Company, Inc.	2	89
Cabela's, Inc. (a)	9	503
CarMax, Inc. (a)	8	534
Chico's FAS, Inc.	21	283
CST Brands, Inc.	13	626
Dick's Sporting Goods, Inc.	64	3,302
Foot Locker, Inc.	8	548
Gamestop Corporation, Class A	17	416
The Gap, Inc.	80	1,842
The Home Depot, Inc.	156	21,463

L Brands, Inc.	8	482
Lowe's Companies, Inc.	157	11,474
Murphy USA, Inc. (a)	6	382
Office Depot, Inc.	88	392
O'Reilly Automotive, Inc. (a)	2	525
RH (a)	124	3,351
Ross Stores, Inc.	309	20,428
Sally Beauty Holdings, Inc. (a)	24	571
Signet Jewelers Ltd. (b)	6	466
Staples, Inc.	62	570
Tiffany & Company	7	551
The TJX Companies, Inc.	41	3,072
Tractor Supply Company	7	516
Ulta Salon Cosmetics & Fragrance, Inc. (a)	42	11,436
Urban Outfitters, Inc. (a)	19	504
		109,391
Technology Hardware, Storage & Peripherals - 0.24%
3D Systems Corporation (a)	18	297
Apple, Inc.	26	3,155
Cray, Inc. (a)	231	3,962
Diebold, Inc.	12	326
Hewlett Packard Enterprise Company	24	544
HP, Inc.	37	557
NCR Corporation (a)	21	903
NetApp, Inc.	15	575
Seagate Technology plc (b)	14	632
Western Digital Corporation	8	638
Xerox Corporation	80	554
		12,143
Textiles, Apparel & Luxury Goods - 0.42%
adidas AG (b)	3	473
Carter's, Inc.	15	1,256
Coach, Inc.	153	5,714
Deckers Outdoor Corporation (a)	5	288
Fossil Group, Inc. (a)	7	179
Hanesbrands, Inc.	25	593
Kate Spade & Company (a)	264	4,887
Li Ning Company Ltd. (a)(b)	3,459	2,195
Michael Kors Holdings Ltd. (a)(b)	13	556
Nike, Inc., Class B	10	529
Oxford Industries, Inc.	13	715
PVH Corporatoin	6	563
Ralph Lauren Corporation	14	1,238
Skechers U.S.A., Inc., Class A (a)	22	553
Under Armour, Inc., Class A (a)	18	387
Under Armour, Inc., Class C (a)	21	404
VF Corporation	10	515
		21,045
Thrifts & Mortgage Finance - 0.32%
MGIC Investment Corporation (a)	495	5,272
New York Community Bancorp, Inc.	355	5,392
Radian Group, Inc.	275	5,060
Washington Federal, Inc.	15	493
		16,217
Tobacco - 0.03%
Altria Group, Inc.	8	569
Philip Morris International, Inc.	6	577
Reynolds American, Inc.	10	601
		1,747
Trading Companies & Distributors - 0.22%
Beacon Roofing Supply, Inc. (a)	43	1,882
Fastenal Company	1	50
GATX Corporation	7	405
MSC Industrial Direct Company, Inc., Class A	3	306

NOW, Inc. (a)	18	383
United Rentals, Inc. (a)	1	126
Watsco, Inc.	4	611
WESCO International, Inc.	102	7,211
		10,974
Water Utilities - 0.13%
American Water Works Company Inc.	79	5,802
Aqua America, Inc.	30	912
		6,714
Wireless Telecommunication Services - 0.05%
Telephone & Data Systems, Inc.	16	490
T-Mobile US, Inc. (a)	29	1,806
		2,296
Total Long Common Stocks
(Cost $2,502,722)		2,586,405

LONG PREFERRED STOCKS - 0.04%
Telefonica Brasil SA - ADR	136	2,010
Total Long Preferred Stocks		2,010
(Cost $1,936)

LONG EXCHANGE TRADED FUNDS - 63.83%
Health Care Select Sector SPDR Fund	10	705
iPath S&P 500 VIX Short-Term Futures ETN (a)(b)	104	2,020
iShares 20+ Year Treasury Bond ETF (c)	6,121	735,132
iShares 7-10 Year Treasury Bond ETF (c)	7,025	737,976
iShares iBoxx $ High Yield Corporate Bond ETF (c)	8,427	736,014
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,245	732,851
iShares MSCI Emerging Markets ETF	44	1,643
iShares U.S. Home Construction ETF	177	5,119
SPDR S&P 500 ETF Trust	1,135	258,246
SPDR S&P Retail ETF	231	9,979
VelocityShares 3x Inverse Natural Gas ETN (a)(b)	115	500
WisdomTree Japan Hedged Equity Fund	102	5,087
Total Long Exchange Traded Funds		3,225,272
(Cost $3,197,194)

PURCHASED OPTIONS - 0.09%	Contracts (d)
Purchased Call Options (a) - 0.04%
Church & Dwight Company, Inc.
Expiration: April 2017, Exercise Price: $50.00	1	32
C.H. Robinson Worldwide, Inc.
Expiration: February 2017, Exercise Price: $80.00	1	40
eBay, Inc.
Expiration: February 2017, Exercise Price: $32.50	1	31
Enterprise Products Partners LP
Expiration: March 2017, Exercise Price: $30.00	2	25
Energy Transfer Partners LP
Expiration: March 2017, Exercise Price: $40.00	5	287
Kinder Morgan, Inc.
Expiration: February 2017, Exercise Price: $22.50	1	12
Expiration: March 2017, Exercise Price: $23.00	1	47
Lowe's Companies, Inc.
Expiration: February 2017, Exercise Price: $75.00	1	40
Mondelez International, Inc., Class A
Expiration: February 2017, Exercise Price: $48.00	2	47
Expiration: March 2017, Exercise Price: $48.00	2	106
MPLX LP
Expiration: February 2017, Exercise Price: $37.00	3	375
Navios Maritime Holdings, Inc. (b)
Expiration: February 2017, Exercise Price: $2.50	1	5
Plains All American Pipeline LP
Expiration: February 2017, Exercise Price: $33.00	1	27

Penn National Gaming, Inc.
Expiration: February 2017, Exercise Price: $14.00	2	70
SPDR S&P 500 ETF Trust
Expiration: February 2017, Exercise Price: $230.00	1	77
Sunoco Logistics Partners LP
Expiration: March 2017, Exercise Price: $27.00	2	75
Teekay Tankers Ltd.
Expiration: March 2017, Exercise Price: $2.50	1	15
T. Rowe Price Group, Inc.
Expiration: April 2017, Exercise Price: $75.00	3	128
Viavi Solutions, Inc.
Expiration: June 2017, Exercise Price: $10.00	1	42
CBOE VIX
Expiration: February 2017, Exercise Price: $15.00	1	53
Wells Fargo & Company
Expiration: February 2017, Exercise Price: $56.50	6	459
The Williams Companies, Inc.
Expiration: March 2017, Exercise Price: $30.00	2	121
YRC Worldwide, Inc.
Expiration: February 2017, Exercise Price: $14.00	1	165
Total Purchased Call Options		2,279

Purchased Put Options (a) - 0.05%
Booz Allen Hamilton Holding Corporation
Expiration: March 2017, Exercise Price: $30.00	1	15
Best Buy Company, Inc.
Expiration: February 2017, Exercise Price: $42.00	1	38
Brunswick Corporation
Expiration: February 2017, Exercise Price: $55.00	1	20
Diana Shipping, Inc. (b)
Expiration: March 2017, Exercise Price: $3.00	3	36
General Mills, Inc.
Expiration: February 2017, Exercise Price: $57.50	1	8
iShares Russell 2000 ETF
Expiration: February 2017, Exercise Price: $131.00	2	15
Expiration: March 2017, Exercise Price: $132.50	1	158
Expiration: March 2017, Exercise Price: $134.00	1	268
Kate Spade & Company
Expiration: February 2017, Exercise Price: $17.50	1	46
Leidos Holdings, Inc.
Expiration: February 2017, Exercise Price: $45.00	1	27
Lands' End, Inc.
Expiration: June 2017, Exercise Price: $15.00	3	630
Pinnacle Foods, Inc.
Expiration: February 2017, Exercise Price: $52.50	2	160
Visa, Inc., Class A
Expiration: February 2017, Exercise Price: $80.00	3	197
The Williams Companies, Inc.
Expiration: March 2017, Exercise Price: $27.00	2	118
Financial Select Sector SPDR Fund
Expiration: February 2017, Exercise Price: $23.00	4	80
Utilities Select Sector SPDR Fund
Expiration: February 2017, Exercise Price: $48.00	1	20
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: February 2017, Exercise Price: $39.50	1	69
Expiration: February 2017, Exercise Price: $40.00	6	522
Total Purchased Put Options		2,427
Total Purchased Options
(Cost $6,848)		4,706

Total Long Investments
(Cost $5,708,700) - 115.08%		$5,818,393

SECURITIES SOLD SHORT (e) - (36.72)%
SHORT COMMON STOCKS - (31.20)%
Aerospace & Defense - (0.30)%
The Boeing Company	(22)	(3,595)
CAE, Inc. (b)	(59)	(838)
Huntington Ingalls Industries, Inc.	(5)	(970)
Lockheed Martin Corporation	(10)	(2,513)
Spirit AeroSystems Holdings, Inc., Class A	(22)	(1,321)
Textron, Inc.	(81)	(3,837)
Wesco Aircraft Holdings, Inc.	(144)	(2,182)
		(15,256)
Air Freight & Logistics - (0.38)%
Air Transport Services Group, Inc.	(83)	(1,339)
Atlas Air Worldwide Holdings, Inc.	(26)	(1,371)
Expeditors International of Washington, Inc.	(30)	(1,562)
FedEx Corporation	(51)	(9,645)
Hub Group, Inc., Class A	(114)	(5,056)
		(18,973)
Airlines - (0.19)%
United Continental Holdings, Inc.	(133)	(9,373)

Auto Components - (0.08)%
Autoliv, Inc. (b)	(20)	(2,313)
Lear Corporation	(11)	(1,563)
		(3,876)
Automobiles - (0.25)%
Fiat Chrysler Automobiles NV (b)	(302)	(3,319)
Ford Motor Company	(155)	(1,916)
General Motors Company	(78)	(2,856)
Harley-Davidson, Inc.	(79)	(4,506)
		(12,597)
Banks - (0.55)%
The PNC Financial Services Group, Inc.	(82)	(9,878)
Royal Bank of Canada (b)	(209)	(15,021)
Wells Fargo & Company	(55)	(3,098)
		(27,997)
Beverages - (0.71)%
Carlsberg A/S, Class B (b)	(40)	(3,619)
The Coca-Cola Company	(217)	(9,020)
Davide Campari-Milano SpA (b)	(121)	(1,214)
Heineken NV (b)	(193)	(14,434)
PepsiCo, Inc.	(73)	(7,576)
		(35,863)
Biotechnology - (0.12)%
AbbVie, Inc.	(65)	(3,972)
Agios Pharmaceuticals, Inc.	(6)	(258)
Aimmune Therapeutics, Inc.	(2)	(37)
Intrexon Corporation	(24)	(508)
Juno Therapeutics, Inc.	(12)	(256)
NantKwest, Inc.	(6)	(32)
Spark Therapeutics, Inc.	(12)	(757)
XBiotech, Inc. (b)	(27)	(308)
		(6,128)
Building Products - (0.20)%
Armstrong Flooring, Inc.	(15)	(315)
Armstrong World Industries, Inc.	(65)	(2,597)
Fortune Brands Home & Security, Inc.	(12)	(661)
Lennox International, Inc.	(6)	(941)
Owens Corning	(52)	(2,873)
USG Corporation	(96)	(2,937)
		(10,324)
Capital Markets - (0.39)%
BlackRock, Inc.	(27)	(10,097)
Hong Kong Exchanges & Clearing Ltd. (b)	(31)	(750)
Moody's Corporation	(83)	(8,604)
MSCI, Inc.	(1)	(83)
		(19,534)

Chemicals - (0.18)%
Albemarle Corporation	(5)	(463)
PPG Industries, Inc.	(51)	(5,100)
Praxair, Inc.	(31)	(3,672)
		(9,235)
Communications Equipment - (0.31)%
Cisco Systems, Inc.	(75)	(2,304)
F5 Networks, Inc.	(17)	(2,279)
Juniper Networks, Inc.	(322)	(8,623)
NetScout Systems, Inc.	(54)	(1,798)
Palo Alto Networks, Inc.	(4)	(590)
		(15,594)
Construction & Engineering - (0.02)%
Dycom Industries, Inc.	(14)	(1,129)

Construction Materials - (0.06)%
Cemex SAB de CV - ADR	(320)	(2,963)

Consumer Finance - (0.08)%
American Express Company	(55)	(4,201)

Containers & Packaging - (0.07)%
AptarGroup, Inc.	(16)	(1,167)
Sealed Air Corporation	(32)	(1,552)
Silgan Holdings, Inc.	(13)	(761)
		(3,480)
Distributors - (0.02)%
Genuine Parts Company	(12)	(1,162)

Diversified Telecommunication Services - (0.06)%
AT&T, Inc.	(39)	(1,644)
Verizon Communications, Inc.	(28)	(1,373)
		(3,017)
Electric Utilities - (1.15)%
ALLETE, Inc.	(51)	(3,333)
Alliant Energy Corporation	(94)	(3,539)
Duke Energy Corporation	(57)	(4,477)
Entergy Corporation	(165)	(11,821)
Hawaiian Electric Industries, Inc.	(151)	(5,055)
IDACORP, Inc.	(20)	(1,600)
OGE Energy Corporation	(142)	(4,763)
Portland General Electric Company	(70)	(3,053)
The Southern Company	(399)	(19,722)
Xcel Energy, Inc.	(20)	(826)
		(58,189)
Electrical Equipment - (0.00)%
Regal Beloit Corporation	(2)	(145)

Electronic Equipment, Instruments & Components - (0.03)%
InvenSense, Inc.	(120)	(1,519)

Energy Equipment & Services - (0.11)%
Patterson-UTI Energy, Inc.	(60)	(1,682)
Schlumberger Ltd. (b)	(43)	(3,600)
Superior Energy Services, Inc.	(16)	(283)
		(5,565)
Food & Staples Retailing - (0.23)%
Casey's General Stores, Inc.	(71)	(8,158)
CVS Health Corporation	(7)	(551)
Wal-Mart Stores, Inc.	(47)	(3,137)
		(11,846)

Food Products - (0.40)%
B&G Foods, Inc.	(394)	(17,474)
Flowers Foods, Inc.	(22)	(442)
Sanderson Farms, Inc.	(11)	(1,001)
Tyson Foods, Inc., Class A	(17)	(1,068)
		(19,985)
Gas Utilities - (0.04)%
ONE Gas, Inc.	(34)	(2,197)

Health Care Equipment & Supplies - (0.10)%
Becton, Dickinson and Company	(15)	(2,659)
Cantel Medical Corporation	(6)	(464)
Hologic, Inc.	(5)	(203)
Medtronic plc (b)	(24)	(1,825)
		(5,151)
Health Care Providers & Services - (0.25)%
AmerisourceBergen Corporation	(34)	(2,967)
Anthem, Inc.	(17)	(2,620)
Express Scripts Holding Company	(54)	(3,719)
HCA Holdings, Inc.	(27)	(2,168)
Magellan Health, Inc.	(6)	(450)
McKesson Corporation	(5)	(696)
		(12,620)
Hotels, Restaurants & Leisure - (0.67)%
500.com Ltd., Class A - ADR	(40)	(536)
Bloomin' Brands, Inc.	(121)	(2,070)
Buffalo Wild Wings, Inc.	(20)	(3,020)
Hilton Grand Vacations, Inc.	(7)	(211)
Hilton Worldwide Holdings, Inc.	(51)	(2,937)
Marriott International, Inc., Class A	(31)	(2,623)
Papa John's International, Inc.	(68)	(5,795)
Sonic Corporation	(240)	(5,976)
Starbucks Corporation	(90)	(4,970)
Zoe's Kitchen, Inc.	(257)	(5,610)
		(33,748)
Household Durables - (0.32)%
CalAtlantic Group, Inc.	(45)	(1,569)
Hovnanian Enterprises, Inc., Class A	(120)	(284)
KB Home	(155)	(2,539)
Leggett & Platt, Inc.	(26)	(1,241)
Lennar Corporation, Class A	(60)	(2,679)
MDC Holdings, Inc.	(90)	(2,434)
Meritage Homes Corporation	(60)	(2,205)
Newell Brands, Inc.	(18)	(852)
TopBuild Corporation	(18)	(668)
Whirlpool Corporation	(10)	(1,749)
		(16,220)
Household Products - (0.42)%
Church & Dwight Company, Inc.	(145)	(6,557)
Kimberly-Clark Corporation	(119)	(14,414)
		(20,971)
Independent Power and Renewable Electricity Producers - (0.09)%
NRG Yield, Inc., Class C	(78)	(1,322)
Uniper SE (b)	(237)	(3,376)
		(4,698)
Industrial Conglomerates - (0.38)%
3M Company	(80)	(13,986)
General Electric Company	(182)	(5,405)
		(19,391)
Insurance - (1.15)%
The Allstate Corporation	(137)	(10,304)
American International Group, Inc.	(55)	(3,534)
Athene Holding Ltd., Class A (b)	(230)	(10,794)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Reg (b)	(55)	(10,357)
Prudential Financial, Inc.	(110)	(11,562)
Unum Group	(110)	(4,997)
Zurich Insurance Group AG (b)	(22)	(6,336)
		(57,884)

Internet & Direct Marketing Retail - (0.09)%
JD.com, Inc. - ADR	(27)	(767)
Lands' End, Inc.	(256)	(3,930)
		(4,697)
Internet Software & Services - (0.05)%
GoDaddy, Inc., Class A	(30)	(1,072)
VeriSign, Inc.	(16)	(1,283)
		(2,355)
IT Services - (0.40)%
CSRA, Inc.	(39)	(1,210)
FleetCor Technologies, Inc.	(5)	(737)
Infosys Ltd. - ADR	(56)	(771)
International Business Machines Corporation	(23)	(4,014)
Sabre Corporation	(55)	(1,348)
Science Applications International Corporation	(38)	(3,094)
Visa, Inc., Class A	(110)	(9,098)
		(20,272)
Leisure Products - (0.03)%
Polaris Industries, Inc.	(17)	(1,429)

Life Sciences Tools & Services - (0.07)%
Thermo Fisher Scientific, Inc.	(19)	(2,895)
Waters Corporation	(4)	(567)
		(3,462)
Machinery - (0.35)%
Caterpillar, Inc.	(48)	(4,592)
Colfax Corporation	(12)	(468)
Flowserve Corporation	(31)	(1,524)
IDEX Corporation	(18)	(1,623)
Illinois Tool Works, Inc.	(17)	(2,162)
Nordson Corporation	(6)	(681)
Proto Labs, Inc.	(78)	(4,095)
Stanley Black & Decker, Inc.	(13)	(1,612)
Woodward, Inc.	(12)	(836)
		(17,593)
Marine - (0.02)%
Diana Shipping, Inc. (b)	(39)	(162)
Navios Maritime Holdings Inc. (b)	(99)	(194)
Seaspan Corporation (b)	(44)	(422)
		(778)
Media - (0.06)%
CBS Corporation, Class B	(11)	(709)
Comcast Corporation, Class A	(7)	(528)
The Interpublic Group of Companies, Inc.	(48)	(1,130)
The Walt Disney Company	(5)	(553)
		(2,920)
Multiline Retail - (0.06)%
Dillard's, Inc., Class A	(8)	(452)
J.C. Penny Company, Inc.	(168)	(1,117)
Nordstrom, Inc.	(20)	(884)
Target Corporation	(11)	(709)
		(3,162)
Multi-Utilities - (0.97)%
Avista Corporation	(17)	(657)
Canadian Utilities Ltd., Class A (b)	(129)	(3,672)
CenterPoint Energy, Inc.	(62)	(1,625)
Consolidated Edison, Inc.	(234)	(17,398)
Dominion Resources, Inc.	(110)	(8,391)
E.ON SE (b)	(252)	(1,941)
NiSource, Inc.	(78)	(1,745)
NorthWestern Corporation	(39)	(2,227)
Public Service Enterprise Group, Inc.	(46)	(2,035)
WEC Energy Group, Inc.	(158)	(9,330)
		(49,021)

Oil, Gas & Consumable Fuels - (4.00)%
Antero Resources Corporation	(21)	(513)
Apache Corporation	(110)	(6,580)
Buckeye Partners LP	(198)	(13,803)
Cabot Oil & Gas Corporation	(305)	(6,551)
Carrizo Oil & Gas, Inc.	(179)	(6,329)
DCP Midstream Partners LP	(242)	(9,407)
Devon Energy Corporation	(6)	(273)
Enbridge, Inc. (b)	(143)	(6,092)
Energen Corporation	(121)	(6,521)
Energy Transfer Equity LP	(247)	(4,434)
EnLink Midstream LLC	(171)	(2,967)
EQT Corporation	(90)	(5,457)
Genesis Energy LP	(162)	(5,876)
Gulfport Energy Corporation	(6)	(125)
Hess Corporation	(118)	(6,393)
Holly Energy Partners LP	(82)	(3,030)
Inter Pipeline Ltd. (b)	(84)	(1,822)
Magellan Midstream Partners LP	(221)	(17,687)
Marathon Oil Corporation	(298)	(4,991)
Martin Midstream Partners LP	(72)	(1,400)
Murphy Oil Corporation	(209)	(6,042)
Noble Energy, Inc.	(192)	(7,634)
NuStar Energy LP	(120)	(6,637)
ONEOK, Inc.	(236)	(13,006)
PDC Energy, Inc.	(44)	(3,253)
Phillips 66 Partners LP	(138)	(7,751)
Pioneer Natural Resources Company	(33)	(5,948)
Sanchez Energy Corporation	(510)	(6,763)
Scorpio Tankers, Inc. (b)	(99)	(379)
Shell Midstream Partners LP	(137)	(4,448)
Ship Finance International Ltd. (b)	(34)	(510)
Spectra Energy Partners LP	(71)	(3,219)
Valero Energy Partners LP	(109)	(5,251)
Western Gas Equity Partners LP	(160)	(7,179)
Williams Partners LP	(198)	(8,126)
WPX Energy, Inc.	(404)	(5,628)
		(202,025)
Personal Products - (0.09)%
Unilever NV (b)	(116)	(4,705)

Pharmaceuticals - (0.13)%
Allergan plc (b)	(22)	(4,816)
Johnson & Johnson	(5)	(566)
Pfizer, Inc.	(38)	(1,206)
		(6,588)
Professional Services - (0.05)%
ManpowerGroup, Inc.	(29)	(2,768)

Real Estate Investment Trusts (REITs) - (12.54)%
Alexandria Real Estate Equities, Inc.	(289)	(32,027)
American Assets Trust, Inc.	(1,002)	(43,016)
American Campus Communities, Inc.	(383)	(18,621)
American Tower Corporation	(21)	(2,173)
Camden Property Trust	(178)	(14,875)
Care Capital Properties, Inc.	(184)	(4,547)
Columbia Property Trust, Inc.	(824)	(18,334)
Corporate Office Properties Trust	(1,986)	(63,195)
DCT Industrial Trust, Inc.	(181)	(8,089)
Digital Realty Trust, Inc.	(9)	(969)
EastGroup Properties, Inc.	(588)	(41,613)
Empire State Realty Trust, Inc., Class A	(1,326)	(27,170)

Essex Property Trust, Inc.	(119)	(26,692)
Government Properties Income Trust	(3,336)	(64,251)
Host Hotels & Resorts, Inc.	(300)	(5,421)
Hudson Pacific Properties, Inc.	(1,411)	(49,964)
Kimco Realty Corporation	(465)	(11,574)
LaSalle Hotel Properties	(144)	(4,344)
Liberty Property Trust	(250)	(9,597)
OMEGA Healthcare Investors, Inc.	(109)	(3,496)
Park Hotels & Resorts, Inc.	(14)	(391)
Parkway, Inc.	(487)	(10,368)
Piedmont Office Realty Trust, Inc., Class A	(1,247)	(27,085)
Public Storage	(212)	(45,580)
QTS Realty Trust, Inc., Class A	(17)	(857)
Realty Income Corporation	(297)	(17,710)
Tanger Factory Outlet Centers, Inc.	(480)	(16,411)
Ventas, Inc.	(74)	(4,564)
Weingarten Realty Investors	(1,096)	(39,050)
Welltower, Inc.	(324)	(21,481)
		(633,465)
Real Estate Management & Development - (0.03)%
The Wharf Holdings Ltd. (b)	(185)	(1,387)

Road & Rail - (0.89)%
Heartland Express, Inc.	(99)	(2,039)
J.B. Hunt Transport Services, Inc.	(108)	(10,701)
Kansas City Southern	(11)	(945)
Landstar System, Inc.	(69)	(5,837)
Old Dominion Freight Line, Inc.	(114)	(10,064)
Ryder System, Inc.	(22)	(1,707)
Saia, Inc.	(99)	(4,757)
Swift Transportation Company	(137)	(3,128)
Union Pacific Corporation	(32)	(3,411)
Werner Enterprises, Inc.	(79)	(2,220)
		(44,809)
Semiconductors & Semiconductor Equipment - (0.11)%
Cree, Inc.	(83)	(2,289)
Qorvo, Inc.	(44)	(2,825)
Silicon Motion Technology Corporation - ADR	(11)	(430)
		(5,544)
Software - (0.22)%
CA, Inc.	(24)	(750)
HubSpot, Inc.	(66)	(3,386)
Manhattan Associates, Inc.	(35)	(1,794)
Paycom Software, Inc.	(16)	(740)
Paylocity Holding Corporation	(27)	(833)
Proofpoint, Inc.	(11)	(882)
Red Hat, Inc.	(11)	(835)
Symantec Corporation	(44)	(1,212)
Workday, Inc., Class A	(11)	(914)
		(11,346)
Specialty Retail - (0.86)%
Bed Bath & Beyond, Inc.	(5)	(202)
CarMax, Inc.	(110)	(7,338)
Francesca's Holdings Corporation	(193)	(3,366)
Hennes & Mauritz AB, Class B (b)	(141)	(4,034)
O'Reilly Automotive, Inc.	(32)	(8,393)
Sally Beauty Holdings, Inc.	(340)	(8,092)
Select Comfort Corporation	(102)	(2,058)
Tractor Supply Company	(30)	(2,210)
Williams-Sonoma, Inc.	(161)	(7,762)
		(43,455)
Technology Hardware, Storage & Peripherals - (0.09)%
Electronics For Imaging, Inc.	(73)	(3,281)
Seagate Technology plc (b)	(33)	(1,490)
		(4,771)

Textiles, Apparel & Luxury Goods - (0.35)%
Belle International Holdings Ltd. (b)	(1,800)	(1,097)
Fossil Group, Inc.	(201)	(5,140)
Ralph Lauren Corporation	(51)	(4,510)
VF Corporation	(136)	(7,001)
		(17,748)
Thrifts & Mortgage Finance - (0.01)%
LendingTree, Inc.	(4)	(448)

Trading Companies & Distributors - (0.31)%
Fastenal Company	(52)	(2,583)
MSC Industrial Direct Company, Inc., Class A	(41)	(4,188)
United Rentals, Inc.	(25)	(3,163)
WW Grainger, Inc.	(23)	(5,809)
		(15,743)
Transportation Infrastructure - (0.01)%
Macquarie Infrastructure Corporation	(9)	(675)

Water Utilities - (0.04)%
American States Water Company	(42)	(1,839)

Wireless Telecommunication Services - (0.06)%
China Unicom Hong Kong Ltd. (b)	(1,393)	(1,644)
PLDT, Inc. (b)	(37)	(1,112)
		(2,756)
Total Short Common Stocks
(Proceeds $1,565,681)		(1,576,592)

SHORT PREFERRED STOCKS - (0.28)%
Henkel AG & Company KGaA (b)	(116)	(14,161)
Total Short Preferred Stocks		(14,161)
(Proceeds $14,377)

SHORT EXCHANGE TRADED FUNDS - (5.24)%
Consumer Discretionary Select Sector SPDR Fund	(41)	(3,478)
Consumer Staples Select Sector SPDR Fund	(154)	(8,099)
Energy Select Sector SPDR Fund	(167)	(12,174)
Fidelity MSCI Health Care Index ETF	(12)	(405)
Financial Select Sector SPDR Fund	(107)	(2,494)
First Trust Dow Jones Internet Index Fund	(7)	(597)
Health Care Select Sector SPDR Fund	(186)	(13,117)
Industrial Select Sector SPDR Fund	(38)	(2,408)
iShares 20+ Year Treasury Bond ETF	(33)	(3,963)
iShares China Large-Cap ETF	(46)	(1,688)
iShares Core S&P 500 ETF	(6)	(1,374)
iShares MSCI Brazil Capped ETF	(46)	(1,696)
iShares MSCI Emerging Markets ETF	(90)	(3,361)
iShares MSCI Hong Kong ETF	(80)	(1,682)
iShares MSCI Thailand Capped ETF	(11)	(833)
iShares Nasdaq Biotechnology ETF	(6)	(1,668)
iShares Russell 2000 ETF	(359)	(48,548)
iShares Select Dividend ETF	(50)	(4,488)
iShares Transportation Average ETF	(138)	(22,825)
iShares U.S. Healthcare Providers ETF	(46)	(5,961)
iShares U.S. Medical Devices ETF	(13)	(1,848)
iShares U.S. Telecommunications ETF	(47)	(1,668)
JPMorgan Alerian MLP Index ETN	(83)	(2,748)
Lyxor UCITS ETF FTSE MIB - EUR (b)	(168)	(3,296)
Material Select Sector SPDR	(62)	(3,222)
Powershares QQQ Trust Series 1 (b)	(46)	(5,730)
Source STOXX Europe 600 Optimised Food & Beverage UCITS ETF	(5)	(1,816)
SPDR S&P 500 ETF Trust	(93)	(21,160)
SPDR S&P Biotech ETF	(104)	(6,750)

SPDR S&P Health Care Services ETF	(20)	(1,104)
SPDR S&P Homebuilders ETF	(164)	(5,658)
SPDR S&P Metals & Mining ETF	(66)	(2,204)
SPDR S&P Oil & Gas Exploration & Production ETF	(430)	(17,234)
SPDR S&P Retail ETF	(168)	(7,258)
SPDR S&P Semiconductor ETF	(39)	(2,271)
United States Oil Fund LP	(787)	(8,909)
U.S. Global Jets ETF	(38)	(1,050)
Utilities Select Sector SPDR Fund	(599)	(29,459)
VelocityShares Daily Inverse VIX Short Term ETN (b)	(11)	(668)
Total Short Exchange Traded Funds		(264,912)
(Proceeds $262,321)

Total Securities Sold Short
(Proceeds $1,842,379) - (36.72)%		(1,855,665)
Net Total Investments
(Cost $3,866,321) - 78.36%		3,962,728
Other Assets In Excess Of Liabilities - 21.64%		1,093,557
Net Assets - 100.00%		$5,056,285

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of this security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of assets committed as collateral as of January 31, 2017, is $1,761,199.

(d)	100 shares per contract.
(e)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	- American Depository Receipt
EUR	- Euro
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
plc	- Public Limited Company
Reg	- Registered
SDR	- Swedish Depository Receipt

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of Investments	$3,866,321
Gross Unrealized Appreciation	225,025
Gross Unrealized Depreciation	(131,657)
Net Unrealized Appreciation	$93,368

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.   For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security isprincipally traded.  If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward Currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite meanprice, which calculates the mean of the highest bid price and lowest ask price across the exchanges where theoption is principally traded.  If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day.  Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value. As of January 31, 2017, the fund had less than 0.1% of its net assets fair valued in purchased and written put options.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$2,541,578	$41,788	$-	$2,583,366
Long Preferred Stocks	2,010	-	-	2,010
Long Exchange Traded Funds	3,225,272	-	-	3,225,272
Purchased Call Options	-	2,279	-	2,279
Purchased Put Options	-	2,427	-	2,427
Forward Currency Exchange Contracts(2)	-	190	-	190
	$5,768,860	$46,684	$-	$5,815,544

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$1,521,698	$54,894	$-	$1,576,592
Preferred Stocks Sold Short	14,161	-	-	14,161
Exchange Traded Funds Sold Short	263,096	1,816	-	264,912
Written Call Options	-	699	-	699
Written Put Options	-	786	-	786
Swap Contracts(3)	-	1,060	-	1,060
	$1,798,955	$59,255	$-	$1,858,210

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2) Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the Fund’s policy to record transfers at the end of the reporting period.
Long common stock transfers out of Level 1 into Level 2	$ 2,217
Short common stock transfers out of Level 1 into Level 2	$ (1,816)

As of January 31, 2017, due to an increase in market activity, there was a transfer of a Long Common Stock Level 3 security to Level 1.
As of January 31, 2017, the Fund did not have any Level 3 securities.

Disclosures about Derivative Instruments and Hedging Activities at January 31, 2017.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of January 31, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$4,706	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	1,485
Swap Contracts	Schedule of Swap Contracts	263,096	Schedule of Swap Contracts	1,060
Foreign Exchange Contracts:	Schedule of Forward Currency Exchange Contracts	190	Schedule of Forward Currency Exchange Contracts	-
Total		$267,992		$2,545

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
January 31, 2017

	Contracts (a)	Value

CALL OPTIONS WRITTEN
Brunswick Corporation
Expiration: February 2017, Exercise Price: $60.00	1	$115
Coach, Inc.
Expiration: February 2017, Exercise Price: $38.00	1	50
Enable Midstream Partners LP
Expiration: February 2017, Exercise Price: $15.00	2	250
KLX, Inc.
Expiration: February 2017, Exercise Price: $50.00	1	50
Mondelez International, Inc., Class A
Expiration: April 2017, Exercise Price: $55.00	2	26
Wells Fargo & Company
Expiration: February 2017, Exercise Price: $57.50	5	208
		699

PUT OPTIONS WRITTEN
Entergy Corporation
Expiration: February 2017, Exercise Price: $70.00	1	87
Fossil Group, Inc.
Expiration: February 2017, Exercise Price: $20.00	1	47
Francesca's Holdings Corporation
Expiration: February 2017, Exercise Price: $15.50	1	21
Expiration: February 2017, Exercise Price: $16.00	1	22
Host Hotels & Resorts, Inc.
Expiration: March 2017, Exercise Price: $17.00	1	32
iShares Russell 2000 ETF
Expiration: March 2017, Exercise Price: $129.00	1	136
Leidos Holdings, Inc.
Expiration: February 2017, Exercise Price: $50.00	1	198
Mondelez International, Inc., Class A
Expiration: June 2017, Exercise Price: $38.00	1	88
MPLX LP
Expiration: February 2017, Exercise Price: $34.00	3	53
Pinnacle Foods, Inc.
Expiration: February 2017, Exercise Price: $50.00	2	65
SPDR S&P Retail ETF
Expiration: March 2017, Exercise Price: $40.00	1	37
		786
Total Options Written
(Premiums received $1,727)		$1,485

(a)	100 shares per contract.
ETF	- Exchange Traded Fund

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
January 31, 2017

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)	Counterparty
LONG EQUITY SWAP CONTRACTS
11/7/2018	Barclays plc	1,100	$3,180	$(127)	Morgan Stanley
1/24/2019	British American Tobacco plc	55	3,320	75	Morgan Stanley
7/16/2018	Danone SA	184	12,744	(1,209)	Morgan Stanley
1/28/2019	Glencore plc	1,067	4,365	54	Morgan Stanley
7/16/2018	Imperial Brands plc	75	3,398	76	Morgan Stanley
10/8/2018	Innogy SE	102	3,913	(424)	Morgan Stanley
10/5/2018	International Consolidated Airlines Group SA	380	2,136	152	Morgan Stanley
7/16/2018	L'Oreal SA	51	9,253	20	Morgan Stanley
7/16/2018	Pernod Ricard SA	150	17,110	436	Morgan Stanley
11/7/2018	RSA Insurance Group plc	964	6,362	618	Morgan Stanley
1/21/2019	Safran SA	33	2,275	(38)	Morgan Stanley
10/29/2018	SCOR SE	300	9,855	298	Morgan Stanley

SHORT EQUITY SWAP CONTRACTS
6/14/2018	Air Liquide SA	(11)	(1,083)	(105)	Morgan Stanley
1/21/2019	Airbus Group SE	(8)	(560)	18	Morgan Stanley
1/28/2019	BHP Billiton plc	(240)	(4,370)	(7)	Morgan Stanley
7/16/2018	Carrefour SA	(59)	(1,467)	24	Morgan Stanley
10/29/2018	Credit Agricole SA	(440)	(5,809)	(31)	Morgan Stanley
1/17/2019	Drax Group plc	(116)	(565)	23	Morgan Stanley
7/16/2018	Kering SA	(2)	(464)	(12)	Morgan Stanley
1/24/2019	Kingfisher plc	(825)	(3,472)	(28)	Morgan Stanley
1/21/2019	Lyxor CAC 40 (DR) UCITS ETF	(11)	(559)	4	Morgan Stanley
11/9/2018	Morgan Stanley SAAS Basket	(49)	(6,749)	(190)	Morgan Stanley
7/16/2018	Reckitt Benckiser Group plc	(65)	(5,382)	(195)	Morgan Stanley
7/16/2018	Remy Cointreau SA	(17)	(1,527)	(19)	Morgan Stanley
1/7/2019	Severn Trent plc	(49)	(1,372)	(33)	Morgan Stanley
12/7/2018	Morgan Stanley U.S. Growth Long Basket	(77)	(7,884)	(191)	Morgan Stanley
12/7/2018	Morgan Stanley U.S. Value Short Basket	(77)	(7,571)	(249)	Morgan Stanley
				$(1,060)

ETF - Exchange Traded Fund
plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS* (Unaudited)
January 31, 2017
							Unrealized
Settlement							Appreciation
Date	Currency to be Delivered		Value (USD)	Currency to be Received		Value (USD)	(Depreciation) (USD)**
2/28/2017	5,500	USD	$5,500	7,207	CAD	$5,540	$40
2/28/2017	6,325	USD	6,325	6,313	CHF	6,388	63
2/28/2017	41,688	CNY	6,047	6,050	USD	6,050	3
2/28/2017	4,950	EUR	5,349	5,299	USD	5,299	(50)
2/28/2017	15,908	USD	15,908	14,850	EUR	16,046	138
2/28/2017	43,456	THB	1,234	1,230	USD	1,230	(4)
			$40,363			$40,553	$190

CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
CHF - Swiss Franc
EUR - Euro
THB - Thai Baht
USD - U.S. Dollar
* Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of January 31, 2017.
** Net unrealized appreciation is a receivable and net unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/ John Hedrick
  John Hedrick, President

Date  March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
John Hedrick, President

Date  March 30, 2017

By (Signature and Title)*  /s/ David Cox
David Cox, Treasurer

Date  March 30, 2017

* Print the name and title of each signing officer under his or her signature.